CONTRACTS IN PROGRESS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Contractors [Abstract]
Costs incurred on uncompleted contracts, net	$ 19,167	$ 18,417
Estimated earnings	6,465	8,544
Total costs and estimated earnings on uncompleted contract	25,632	26,961
Less - billings and progress payments	23,425	23,287
Costs and estimated earnings in excess of billings on uncompleted contracts	$ 2,207	3,674
Less: Long-term portion		(1,017)
Costs and estimated earnings in excess of billings on uncompleted contracts - Current portion	$ 2,207	$ 2,657